Fair Value (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 190,706,019	$ 192,918,109
Fair Value Level 1 | U.S. Government securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	39,263,249	38,231,589
Fair Value Level 2
Assets: (market approach)
Assets recorded at fair value on a recurring basis	151,442,770	154,686,520
Fair Value Level 2 | Other investments [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	946,430	2,891,674
Fair Value Level 2 | Taxable municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	246,965	234,858
Fair Value Level 2 | Tax-exempt municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	10,473,785	11,323,567
Fair Value Level 2 | U.S. GSE debt securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	10,827,574	10,375,291
Fair Value Level 2 | Agency MBS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	115,862,799	115,231,599
Fair Value Level 2 | ABS and OAS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	2,347,621	2,693,606
Fair Value Level 2 | CMO [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 10,737,596	$ 11,935,925